CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) ¥ in Thousands		12 Months Ended
	Jun. 30, 2022 $ / shares	Dec. 31, 2022 CNY (¥)
Dividend declared | ¥		¥ 63,816
Dividend paid | ¥		¥ 32,562
Ordinary Shares
Dividend declared per share | $ / shares	$ 1.36
ADS
Dividend declared per share | $ / shares	$ 0.68